Offerings - Offering: 1	Apr. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,935,698
Proposed Maximum Offering Price per Unit	17.735
Maximum Aggregate Offering Price	$ 34,329,604.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,740.92
Offering Note	Pursuant to Rule 457(c) of the Securities Act, the registration fee is calculated on the basis of the average of the high and low sale prices of the registrant's common stock on April 8, 2026, as reported on the New York Stock Exchange.